Expense Example - Arrow Reserve Capital Management ETF - Arrow Reserve Capital Management ETF	May 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 841